Retirement-Related Benefits (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Plan(s) | Sovereign Debt
Investment Policies And Strategies
Fair Value of Plan Assets	$ 847
Non-U.S. Plans | Italy Spain and Ireland | Maximum
Investment Policies And Strategies
Fair value of plan assets as percent of total non-US plan assets	1.00%
Non-U.S. Plans | Sovereign Debt
Investment Policies And Strategies
Fair Value of Plan Assets	11,000
Defined Benefit Pension Plans
Discount Rate
Period over which changes in fair value of plan assets recognized	5 years
Defined Benefit Pension Plans | U.S. Plan(s)
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate (as a percent)	4.20%	5.00%	5.60%
Expected long-term returns on plan assets (as a percent)	8.00%	8.00%	8.00%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate (as a percent)	3.60%	4.20%	5.00%
Discount Rate
Increase (decrease) in net periodic income (cost) due to change in discount rate	(258)	(171)	(40)
Increase in projected benefit obligation due to change in discount rate	3,414	4,216
Investment Policies And Strategies
Fair Value of Plan Assets	53,630	51,218	50,259
Defined Benefit Pension Plans | Non-U.S. Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate (as a percent)	4.28%	4.33%	4.84%
Expected long-term returns on plan assets (as a percent)	6.26%	6.41%	6.56%
Rate of compensation increase (as a percent)	2.43%	2.37%	2.92%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate (as a percent)	3.23%	4.28%	4.33%
Rate of compensation increase (as a percent)	2.51%	2.43%	2.37%
Investment Policies And Strategies
Percentage of board members, elected by employees and retirees for managing investments (as a percent)	50.00%
Fair Value of Plan Assets	38,058	35,362	35,722
Defined Benefit Pension Plans | Non-U.S. Plans | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	35.00%
Defined Benefit Pension Plans | Non-U.S. Plans | Fixed income:
Investment Policies And Strategies
Target allocation (as a percent)	54.00%
Defined Benefit Pension Plans | Non-U.S. Plans | Private real estate
Investment Policies And Strategies
Target allocation (as a percent)	2.00%
Defined Benefit Pension Plans | Non-U.S. Plans | Other securities
Investment Policies And Strategies
Target allocation (as a percent)	9.00%
Personal Pension Plan (PPP)
Interest Crediting Rate
Percentage interest rate added to average interest from August to October of the one-year U.S Treasury Constant Maturity yield for computation of interest crediting rate (as a percent)	1.00%	1.00%
Interest crediting rate (as a percent)	1.10%	1.30%	1.40%	2.80%
Increase (decrease) in net periodic (income) cost due to change in interest crediting rate	10	4	62
Qualified PPP (Qualified defined benefit pension plans) | U.S. Plan(s)
Investment Policies And Strategies
Commitments for future investments in private markets	2,509
Fair Value of Plan Assets	53,630	51,218
Qualified PPP (Qualified defined benefit pension plans) | U.S. Plan(s) | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	43.00%
Qualified PPP (Qualified defined benefit pension plans) | U.S. Plan(s) | Fixed income:
Investment Policies And Strategies
Target allocation (as a percent)	47.00%
Qualified PPP (Qualified defined benefit pension plans) | U.S. Plan(s) | Private real estate
Investment Policies And Strategies
Target allocation (as a percent)	5.00%
Qualified PPP (Qualified defined benefit pension plans) | U.S. Plan(s) | Other securities
Investment Policies And Strategies
Target allocation (as a percent)	5.00%
Qualified PPP (Qualified defined benefit pension plans) | U.S. Plan(s) | Private equities and private real estate investments
Investment Policies And Strategies
Fair Value of Plan Assets	6,946
Nonpension Postretirement Plans
Discount Rate
Increase in accumulated projected benefit obligation due to change in discount rate	252	359
Healthcare Cost Trend Rate
Health care cost trend rate assumed for next fiscal year (as a percent)	7.00%
Health care cost trend rate assumed over the next four years (as a percent)	5.00%
Nonpension Postretirement Plans | U.S. Plan(s)
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate (as a percent)	3.90%	4.80%	5.40%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate (as a percent)	3.30%	3.90%	4.80%
Investment Policies And Strategies
Fair Value of Plan Assets	433	38	35
Nonpension Postretirement Plans | Non-U.S. Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate (as a percent)	7.37%	7.75%	7.92%
Expected long-term returns on plan assets (as a percent)	9.01%	9.07%	9.16%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate (as a percent)	6.43%	7.37%	7.75%
Investment Policies And Strategies
Fair Value of Plan Assets	$ 119	$ 112	$ 120